17. Ordinary Shares (Details Narrative) - USD ($) $ in Thousands	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Oct. 01, 2020	Nov. 12, 2020	Dec. 07, 2020	Dec. 31, 2020	Dec. 31, 2019
Management Members [Member]
Restricted ordinary shares issued				0	107,000
SR II [Member]
Proceeds from issuance of stock					$ 2,802
SR V [Member]
Proceeds from issuance of stock					$ 2,014
ILIAD [Member]
Debt converted, amount converted				$ 300
Debt converted, shares issued				216,344
Securities Purchase Agreement [Member]
Stock issued new, shares	2,964,000		3,495,000
Proceeds from issuance of stock	$ 14,552		$ 32,258
Common Stock
Stock issued for exercise of options				109,500
Phoenix [Member]
Stock issued for acquisition, shares		934,720